SIGNIFICANT ACCOUNTING POLICIES (Useful lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	0.33
Clinical and medical equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	0.07
Clinical and medical equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	0.15